CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Revenues:
Net revenues	¥ 11,212	$ 1,611	¥ 10,063	¥ 8,229
Operating costs and expenses:
Hotel operating costs	7,190	1,033	6,476	5,675
Other operating costs	57	8	15	17
Selling and marketing expenses	426	61	348	285
General and administrative expenses	1,061	152	851	691
Pre-opening expenses	502	72	255	206
Total operating costs and expenses	9,236	1,326	7,945	6,874
Other operating (expenses) income, net	132	19	226	71
Income from operations	2,108	304	2,344	1,426
Interest income	160	23	148	113
Interest expense	315	45	244	87
Other income, net	331	48	203	128
Unrealized gains (losses) from fair value changes of equity securities	316	44	(914)	35
Foreign exchange gain (loss)	(35)	(5)	(144)	(18)
Income before income taxes	2,565	369	1,393	1,597
Income tax expense	640	92	569	357
Income (loss) from equity method investments	(164)	(24)	(97)	(12)
Net income	1,761	253	727	1,228
Less: net (loss) income attributable to noncontrolling interest	(8)	(1)	11	0
Net income attributable to Huazhu Group Limited	1,769	254	716	1,228
Other comprehensive income
Unrealized securities holding gains, net of tax of (8), nil and nil for 2017, 2018 and 2019, respectively | ¥				1
Reclassification of realized gains to net income, net of tax | ¥				(5)
Foreign currency translation adjustments, net of tax of nil for 2017, 2018 and 2019, respectively	(7)	(1)	(169)	177
Comprehensive income	1,754	252	558	1,401
Less: comprehensive (loss) income attributable to the noncontrolling interest	(8)	(1)	11	0
Comprehensive income attributable to Huazhu Group Limited	¥ 1,762	$ 253	¥ 547	¥ 1,401
Earnings per share:
Basic (in RMB and dollars per share) | (per share)	¥ 6.22	$ 0.89	¥ 2.54	¥ 4.40
Diluted (in RMB and dollars per share) | (per share)	¥ 5.94	$ 0.85	¥ 2.49	¥ 4.21
Weighted average number of shares used in computation:
Basic (in shares) | shares	284,305,138	284,305,138	281,717,485	279,272,140
Diluted (in shares) | shares	304,309,890	304,309,890	303,605,809	293,073,978
Leased and owned hotels
Revenues:
Net revenues	¥ 7,718	$ 1,109	¥ 7,470	¥ 6,338
Manachised and franchised hotels
Revenues:
Net revenues	3,342	480	2,527	1,851
Other revenues
Revenues:
Net revenues	¥ 152	$ 22	¥ 66	¥ 40